Commitments, contingencies and guarantees - Disclosure of minimum payments under long-term service and other agreements (Details)	Sep. 30, 2020 CAD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum payments due under long-term service and other agreements	$ 235,781,000
Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum payments due under long-term service and other agreements	124,776,000
Between one and three years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum payments due under long-term service and other agreements	110,790,000
Between three and five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum payments due under long-term service and other agreements	$ 215,000